FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash	$ 19,060	$ 40,425
Restricted cash	1,920	0
Cash And Cash Equivalents At Carrying Value	19,060	40,425	60,773
Fair Value, Inputs, Level 1 [Member]
Cash	19,060	40,425
Restricted cash	1,920
Cash And Cash Equivalents At Carrying Value	20,980	40,425
Fair Value, Inputs, Level 2 [Member]
Cash	0	0
Cash And Cash Equivalents At Carrying Value	0	0
Fair Value, Inputs, Level 3 [Member]
Cash	0	0
Cash And Cash Equivalents At Carrying Value	$ 0	$ 0